T. ROWE PRICE Global Value Equity Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.0%
Common Stocks 1.0%
BHP Group  70,886 2,442
Total Australia (Cost $2,513) 2,442
BRAZIL 1.2%
Common Stocks 1.2%
Banco do Brasil  314,542 1,502
Localiza Rent a Car  171,712 1,581
Total Brazil (Cost $2,757) 3,083
CANADA 7.0%
Common Stocks 7.0%
Americas Gold & Silver (1)(2) 205,614 1,524
Capstone Copper (1) 147,977 1,640
Equinox Gold (1)(2) 104,202 1,491
Fairfax Financial Holdings (2) 1,978 3,264
Franco-Nevada  15,983 3,741
GFL Environmental  65,442 2,811
Wheaton Precious Metals (USD)  25,119 3,312
Total Canada (Cost $12,285) 17,783
CHINA 0.9%
Common Stocks 0.9%
Tencent Holdings (HKD)  28,900 2,221
Total China (Cost $1,713) 2,221
FRANCE 5.2%
Common Stocks 5.2%
Airbus  11,051 2,530
Cie de Saint-Gobain  18,745 1,850
Orange  146,074 2,715
Societe Generale  28,982 2,540
TotalEnergies  49,854 3,626
Total France (Cost $9,778) 13,261

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.2%
Common Stocks 2.2%
Daimler Truck Holding  31,419 1,521
Siemens  7,787 2,354
Siltronic (2) 28,828 1,790
Total Germany (Cost $3,887) 5,665
HONG KONG 1.3%
Common Stocks 1.3%
AIA Group  170,600 1,968
Futu Holdings, ADR (USD) (1) 8,801 1,431
Total Hong Kong (Cost $2,648) 3,399
ITALY 0.5%
Common Stocks 0.5%
Stellantis  127,147 1,245
Total Italy (Cost $1,248) 1,245
JAPAN 8.6%
Common Stocks 8.6%
ITOCHU  208,600 2,671
KDDI  103,200 1,742
Kioxia Holdings (1) 22,400 3,064
Kokusai Electric  54,000 2,242
Komatsu  60,500 2,316
Nextage  65,800 1,394
NIDEC  180,200 2,578
Renesas Electronics (1) 163,700 2,721
SUMCO  167,000 1,743
Tadano  165,700 1,225
Total Japan (Cost $16,031) 21,696
NETHERLANDS 2.4%
Common Stocks 2.4%
ABN AMRO Bank, CVA  65,298 2,406
AerCap Holdings (USD)  10,574 1,519

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Coca-Cola Europacific Partners (USD)  22,579 2,070
Total Netherlands (Cost $4,879) 5,995
NORWAY 0.7%
Common Stocks 0.7%
TGS  160,032 1,687
Total Norway (Cost $1,599) 1,687
POLAND 0.5%
Common Stocks 0.5%
Bank Polska Kasa Opieki  21,017 1,278
Total Poland (Cost $1,136) 1,278
SAUDI ARABIA 0.6%
Common Stocks 0.6%
Saudi National Bank  126,518 1,513
Total Saudi Arabia (Cost $1,440) 1,513
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Valterra Platinum (GBP) (2) 17,013 1,534
Total South Africa (Cost $700) 1,534
SOUTH KOREA 1.4%
Common Stocks 1.4%
Samsung Electronics  32,042 3,540
Total South Korea (Cost $1,382) 3,540
SPAIN 1.0%
Common Stocks 1.0%
Banco Santander  206,659 2,639
Total Spain (Cost $1,701) 2,639

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.9%
Common Stocks 0.9%
Barry Callebaut  1,255 2,214
Total Switzerland (Cost $1,662) 2,214
TAIWAN 1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing, ADR (USD)  9,660 3,193
Total Taiwan (Cost $1,350) 3,193
UNITED KINGDOM 4.4%
Common Stocks 4.4%
AstraZeneca  19,795 3,688
Barclays  406,441 2,713
BT Group  732,029 1,924
Standard Chartered  109,411 2,799
Total United Kingdom (Cost $7,902) 11,124
UNITED STATES 55.3%
Common Stocks 55.3%
AbbVie  17,539 3,911
Advanced Micro Devices (1) 7,663 1,814
Allstate  8,440 1,680
Alphabet, Class C  22,253 7,533
Apollo Global Management  14,178 1,908
Atmus Filtration Technologies  29,040 1,684
AutoZone (1) 725 2,686
Ball  35,803 2,036
Becton Dickinson & Company  14,090 2,867
Boeing (1) 10,352 2,420
Broadcom  10,311 3,416
Cencora  10,234 3,676
Centene (1) 59,996 2,599
Charles Schwab (2) 26,887 2,794
Chubb  10,292 3,186
Citigroup  27,272 3,156
Coeur Mining (1)(2) 64,007 1,308

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Corebridge Financial  48,334 1,490
Corning  23,983 2,476
Corpay (1)(2) 6,598 2,076
CVS Health  44,370 3,307
Deere  5,113 2,700
Diamondback Energy  11,879 1,948
Dominion Energy (2) 45,741 2,752
Estee Lauder, Class A  18,531 2,136
Exxon Mobil  37,083 5,244
Galaxy Digital, Class A (CAD) (1) 44,498 1,258
General Electric  7,531 2,310
Gilead Sciences  27,728 3,936
Humana  9,210 1,798
Intel (1) 60,585 2,815
JPMorgan Chase  14,719 4,502
L3Harris Technologies  7,792 2,672
Marsh & McLennan  13,478 2,536
Marvell Technology  20,802 1,642
Merck  35,248 3,887
Meta Platforms, Class A (2) 3,256 2,333
Micron Technology  9,770 4,053
Microsoft  7,191 3,094
MKS  10,047 2,365
NIKE, Class B  34,174 2,112
PACCAR (2) 14,594 1,794
Regeneron Pharmaceuticals  3,884 2,880
Reliance (2) 4,941 1,628
Sandisk (1) 4,264 2,457
SLB  35,987 1,741
Smurfit WestRock (2) 45,043 1,875
SS&C Technologies Holdings  21,888 1,792
StandardAero (1) 75,209 2,323
T-Mobile U.S.  17,045 3,362
TechnipFMC  39,934 2,225
Tenet Healthcare (1) 10,610 2,008
Western Alliance Bancorp (2) 20,038 1,786
Total United States (Cost $101,460) 139,987
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 6,710,660 6,711
Total Short-Term Investments (Cost $6,711) 6,711

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.4%
Money Market Funds 4.4%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 11,231,823 11,232
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 11,232
Total Securities Lending Collateral (Cost $11,232) 11,232
Total Investments in Securities  104.1%
(Cost $196,014) $ 263,442
Other Assets Less Liabilities (4.1)% (10,269)
Net Assets 100.0% $ 253,173
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 52++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 52+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 12,092  ¤  ¤ $ 6,711
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 11,232
Total $ 17,943^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $52 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,943.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Value Equity Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Value Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1231-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 150,254 $ 95,245 $ — $ 245,499
Short-Term Investments 6,711 — — 6,711
Securities Lending Collateral 11,232 — — 11,232
Total $ 168,197 $ 95,245 $ — $ 263,442